                                                       Deutsche Asset Management

Micro Cap - Investment Class

Supplement dated May 21, 2001 (Replacing Supplement dated May 7, 2001) to the Prospectus dated January 29, 2001

The following replaces the `Portfolio Managers' section:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sector.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sectors.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  20 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

Bob Grandhi, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2001.
 .  Portfolio manager with primary focus on the technology and healthcare sectors.
 .  Portfolio manager at Monument Funds Group and Daiwa Securities from 2000 to
   2001 and 1990 to 2000, respectively.
 .  24 years of financial industry experience.
 .  MS and MBA from Illinois Institute of Technology.


                                                  A Member of the
                                                  [LOGO OF Deutsche Bank Group]

The following replaces the `Dividends and Distribution' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                            TAX STATUS

Your sale of shares                    Generally, long-term
owned more than one year               Capital gains or losses

Your sale of shares                    Generally, short-term capital gains or
owned for one year or less             losses; losses subject to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds and any other payments to you.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                   $2,000
Subsequent investments                                                                               $  100
IRA account, initial investment                                                                      $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment
 Class Shares                                                                                        $  500

Automatic investing plan, initial investment                                                         $  250
      Bi-weekly or monthly plan subsequent investments                                               $  100
      Quarterly plan subsequent investments                                                          $  250
     Semi-annual plan subsequent investments                                                         $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing
 plans)                                                                                              $    0

Account balance:
     Non-retirement account                                                                          $  500
     IRA account                                                                                     $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.


The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP365 (05/01)
CUSIP: 61735K78

                                                       Deutsche Asset Management


Micro Cap Fund- Institutional Class

Supplement dated May 21, 2001 (Replacing Supplement dated May 7, 2001) to the Prospectus dated January 29, 2001

The following replaces the `Portfolio Managers' section:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sectors.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  20 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

Bob Grandhi, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2001.
 .  Portfolio manager with primary focus on the technology and healthcare sectors.
 .  Portfolio manager at Monument Funds Group and Daiwa Securities from 2000 to
   2001 and 1990 to 2000, respectively.
 .  24 years of financial industry experience.
 .  MS and MBA from Illinois Institute of Technology.

The following replaces the `Dividends and Distribution' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

                                                                 A Member of the
                                                         Deutsche Bank Group [_]

The following replaces the second chart in the `Tax Considerations' section in the Fund's Prospectus:


TRANSACTION                                     TAX STATUS

Your sale of shares                             Generally, long-term
owned more than one year                        Capital gains or losses

Your sale of shares                             Generally, short-term capital
owned for one year or less                      gains or losses; losses subject
                                                to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds and any other payments to you.

The following replaces the 'Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

    . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

    .  An employee benefit plan with assets of at least $50 million.

    . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

    .  A client of the private banking division of Deutsche Bank AG.

    . A Director or Trustee of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

    . Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

    .  Defined contribution plans with assets of at least $50 million.

    .  Clients of the private banking division of Deutsche Bank AG.

    . A Director or Trustee of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.


              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP363 (05/01)
CUSIP: 61735K786

                                       3